TRADE AND OTHER RECEIVABLES - Aging analysis of trade and other accounts receivables (Details) - RUB (₽) ₽ in Millions	Dec. 31, 2021	Dec. 31, 2020
Age of trade and other accounts receivables that are past due but not impaired
Weighted average loss rate, subscribers and dealers and other trade receivables (as a percent)	10.00%	13.00%
Gross carrying amount, subscribers and dealers and other trade receivables	₽ 15,401	₽ 12,862
Weighted average loss rate, receivables other then from subscribers and dealers and handset financing	7.00%	12.00%
Gross carrying amount, receivables other then from subscribers and dealers and handset financing	₽ 15,769	₽ 11,007
Weighted average loss rate, handset sales financing (as a percent)	7.00%	10.00%
Gross carrying amount, handset sales financing	₽ 12,161	₽ 15,785
Provision matrix
Age of trade and other accounts receivables that are past due but not impaired
Loss allowance, subscribers and dealers and other trade receivables	(1,527)	(1,682)
Individually assessed
Age of trade and other accounts receivables that are past due but not impaired
Loss allowance, receivables other then from subscribers and dealers and handset financing	(1,113)	(1,341)
Collectively assessed
Age of trade and other accounts receivables that are past due but not impaired
Loss allowance, handset sales financing	₽ (896)	₽ (1,600)
Current | Not credit impaired
Age of trade and other accounts receivables that are past due but not impaired
Weighted average loss rate, subscribers and dealers and other trade receivables (as a percent)	1.00%	3.00%
Gross carrying amount, subscribers and dealers and other trade receivables	₽ 2,560	₽ 2,087
Weighted average loss rate, receivables other then from subscribers and dealers and handset financing	2.00%	3.00%
Gross carrying amount, receivables other then from subscribers and dealers and handset financing	₽ 9,407	₽ 7,966
Weighted average loss rate, handset sales financing (as a percent)	2.00%	2.00%
Gross carrying amount, handset sales financing	₽ 10,948	₽ 13,943
Current | Not credit impaired | Provision matrix
Age of trade and other accounts receivables that are past due but not impaired
Loss allowance, subscribers and dealers and other trade receivables	(27)	(62)
Current | Not credit impaired | Individually assessed
Age of trade and other accounts receivables that are past due but not impaired
Loss allowance, receivables other then from subscribers and dealers and handset financing	(193)	(227)
Current | Not credit impaired | Collectively assessed
Age of trade and other accounts receivables that are past due but not impaired
Loss allowance, handset sales financing	₽ (180)	₽ (245)
1 - 30 days past due | Not credit impaired
Age of trade and other accounts receivables that are past due but not impaired
Weighted average loss rate, subscribers and dealers and other trade receivables (as a percent)	3.00%	5.00%
Gross carrying amount, subscribers and dealers and other trade receivables	₽ 10,848	₽ 9,029
Weighted average loss rate, receivables other then from subscribers and dealers and handset financing	1.00%	1.00%
Gross carrying amount, receivables other then from subscribers and dealers and handset financing	₽ 2,219	₽ 825
Weighted average loss rate, handset sales financing (as a percent)	12.00%	15.00%
Gross carrying amount, handset sales financing	₽ 289	₽ 331
1 - 30 days past due | Not credit impaired | Provision matrix
Age of trade and other accounts receivables that are past due but not impaired
Loss allowance, subscribers and dealers and other trade receivables	(332)	(478)
1 - 30 days past due | Not credit impaired | Individually assessed
Age of trade and other accounts receivables that are past due but not impaired
Loss allowance, receivables other then from subscribers and dealers and handset financing	(8)	(11)
1 - 30 days past due | Not credit impaired | Collectively assessed
Age of trade and other accounts receivables that are past due but not impaired
Loss allowance, handset sales financing	₽ (34)	₽ (50)
31 - 60 days past due | Not credit impaired
Age of trade and other accounts receivables that are past due but not impaired
Weighted average loss rate, subscribers and dealers and other trade receivables (as a percent)	32.00%	41.00%
Gross carrying amount, subscribers and dealers and other trade receivables	₽ 583	₽ 466
Weighted average loss rate, receivables other then from subscribers and dealers and handset financing	1.00%	2.00%
Gross carrying amount, receivables other then from subscribers and dealers and handset financing	₽ 1,119	₽ 459
Weighted average loss rate, handset sales financing (as a percent)	47.00%	53.00%
Gross carrying amount, handset sales financing	₽ 94	₽ 102
31 - 60 days past due | Not credit impaired | Provision matrix
Age of trade and other accounts receivables that are past due but not impaired
Loss allowance, subscribers and dealers and other trade receivables	(189)	(190)
31 - 60 days past due | Not credit impaired | Individually assessed
Age of trade and other accounts receivables that are past due but not impaired
Loss allowance, receivables other then from subscribers and dealers and handset financing	(16)	(11)
31 - 60 days past due | Not credit impaired | Collectively assessed
Age of trade and other accounts receivables that are past due but not impaired
Loss allowance, handset sales financing	₽ (45)	₽ (54)
60 - 90 days past due | Not credit impaired
Age of trade and other accounts receivables that are past due but not impaired
Weighted average loss rate, subscribers and dealers and other trade receivables (as a percent)	45.00%	59.00%
Gross carrying amount, subscribers and dealers and other trade receivables	₽ 355	₽ 384
Weighted average loss rate, receivables other then from subscribers and dealers and handset financing	5.00%	10.00%
Gross carrying amount, receivables other then from subscribers and dealers and handset financing	₽ 624	₽ 227
Weighted average loss rate, handset sales financing (as a percent)	58.00%	65.00%
Gross carrying amount, handset sales financing	₽ 74	₽ 65
60 - 90 days past due | Not credit impaired | Provision matrix
Age of trade and other accounts receivables that are past due but not impaired
Loss allowance, subscribers and dealers and other trade receivables	(161)	(225)
60 - 90 days past due | Not credit impaired | Individually assessed
Age of trade and other accounts receivables that are past due but not impaired
Loss allowance, receivables other then from subscribers and dealers and handset financing	(31)	(23)
60 - 90 days past due | Not credit impaired | Collectively assessed
Age of trade and other accounts receivables that are past due but not impaired
Loss allowance, handset sales financing	₽ (43)	₽ (43)
More than 90 days past due | Impaired
Age of trade and other accounts receivables that are past due but not impaired
Weighted average loss rate, subscribers and dealers and other trade receivables (as a percent)	78.00%	81.00%
Gross carrying amount, subscribers and dealers and other trade receivables	₽ 1,055	₽ 896
Weighted average loss rate, receivables other then from subscribers and dealers and handset financing	36.00%	69.00%
Gross carrying amount, receivables other then from subscribers and dealers and handset financing	₽ 2,400	₽ 1,530
Weighted average loss rate, handset sales financing (as a percent)	78.00%	90.00%
Gross carrying amount, handset sales financing	₽ 756	₽ 1,344
More than 90 days past due | Impaired | Provision matrix
Age of trade and other accounts receivables that are past due but not impaired
Loss allowance, subscribers and dealers and other trade receivables	(818)	(727)
More than 90 days past due | Impaired | Individually assessed
Age of trade and other accounts receivables that are past due but not impaired
Loss allowance, receivables other then from subscribers and dealers and handset financing	(865)	(1,069)
More than 90 days past due | Impaired | Collectively assessed
Age of trade and other accounts receivables that are past due but not impaired
Loss allowance, handset sales financing	₽ (594)	₽ (1,208)